Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

Please refer to the following table for the development from January 1, 2018 to December 31, 2019:

				Other
				equipment,
				furniture	Assets under
in EUR k	Land	Buildings	Plant	and fixtures	construction	Total
Acquisition and production cost
As of Jan 1, 2018	2,149	—	12,869	3,501	20,678	39,197
Additions	—	—	3,142	1,154	4,414	8,710
Reclass	—	24,891	—	201	(25,092)	—
As of Dec 31, 2018	2,149	24,891	16,011	4,856	—	47,907
Reclass to right-of-use assets*			(6,303)	(32)	—	(6,335)
Reclass to intangible assets (note 11)	—	—	—	(386)		(386)
Additions	—	—	22	274	—	296
Disposal (note 13.1)	(2,149)	(21,637)	—	—	—	(23,786)
As of Dec 31, 2019	—	3,254	9,730	4,712	—	17,696
Accumulated depreciation and impairment
As of Jan 1, 2018	—	—	4,089	1,271	—	5,360
Depreciation	—	612	2,089	731	—	3,432
As of Dec 31, 2018	—	612	6,178	2,002	—	8,792
Reclass to right-of-use assets*			(963)	(8)		(971)
Depreciation	—	737	940	779	—	2,456
Disposal (note 13.1)	—	(957)	—	—	—	(957)
As of Dec 31, 2019	—	392	6,155	2,773	—	9,320
Carrying amounts
As of Dec 31, 2018	2,149	24,279	9,833	2,854	—	39,115
As of Dec 31, 2019	—	2,862	3,575	1,939	—	8,376

*     The reclass to right-of-use assets of EUR 5,364k represented the carrying amount of assets previously classified as finance leases under IAS 17 and recognized as right-of-use assets upon the adoption of IFRS 16. As disclosed in note 3(a), the Group has applied a modified retrospective method of adoption and did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases.

Assets under construction

The Group progressed and completed the construction of a new laboratory and headquarters in Rostock in 2018. Additions to assets under construction during the year ended December 31, 2018 were EUR 4,414k and assets under construction totaling EUR 25,092k were transferred to Plant and Buildings upon completion.

Security

The Syndicated Loan Facility of the Group was secured by a land charge in the amount of EUR 19,910k and by the assignment of certain laboratory equipment as of December 31, 2018 (see note 19), which were replaced by security over short-term deposits of EUR 1,500k in December 2019.  (see note 16).